Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES
NOTE 9:-	INCOME TAXES

a.	Corporate tax rates:

The corporate tax rate in Israel in 2025, 2024 and 2023 was 23%.

The United States of America (“USA”) federal rate was 21% and the state corporate income tax rates range from 6.5% to 11.5% for the years ended December 31, 2025, 2024 and 2023. The Company is subject to USA income tax laws. There are no provisions for United States of America federal, state or other taxes for any period.

Loss before taxes is comprised as follows:

	Year Ended December 31,
	2025	2024	2023

Domestic (Israel)	$33,228	$28,567	$23,348
Foreign (USA)	936	413	448

	$34,164	$28,980	$23,796

b.	Net operating losses carryforward:

The Company has accumulated losses for tax purposes as of December 31, 2025, in the amount of approximately $257,690 which may be carried forward and offset against taxable income in the future for an indefinite period.

c.	Tax assessment:

The Company has net operating losses from prior tax periods which may be subjected to examination in future periods. As of December 31, 2025, the Company’s tax years until December 31, 2020, are subject to the statute of limitation in Israel.

The US Subsidiary has yet to receive final tax assessments since its incorporation.

d.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets are comprised of operating loss carryforwards and other temporary differences. Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2025	2024
Deferred tax assets:
Carryforward losses	$59,269	$45,753
Research and development expenses	5,511	4,249
Operating lease liabilities	416	505
Reserves and allowances	420	187

Deferred tax assets before valuation allowance	65,616	50,694
Valuation allowance	(65,230)	(50,166)

Total deferred tax assets	386	528

Deferred tax liabilities:
Operating lease ROU assets	(386)	(528)

Total deferred tax liabilities	(386)	(528)

Net deferred tax assets, net	$-	$-

Management currently believes that since the Company has a history of losses, and there is uncertainty with respect to future taxable income of the Company, it is more likely than not that the deferred tax assets will not be utilized in the foreseeable future. Thus, a full valuation allowance was provided to reduce deferred tax assets to their realizable value.

e.	Income taxes:

Income taxes are comprised of current tax expenses, all foreign (USA), federal and state, which amounted to $5 and $42 for the years ended December 31, 2025 and 2024, respectively.

During 2025 the amounts of cash income taxes paid by the Company were $5, all foreign (USA), federal and state.

For 2025 and 2024, prior to the adoption of ASU 2023-09, the main reconciling items of the Company’s statutory tax rate of 23% and the effective tax rate of (0.01)% and (0.1)%, respectively, were tax carryforward losses and other temporary differences, such as research and development expenses, for which a full valuation allowance was provided.

A reconciliation of the provision for income taxes to the amount computed by applying the 23% statutory Israeli income tax rate to income before income taxes after the adoption of ASU 2023-09 is as follows:

	Year Ended December 31, 2025
	USD In Thousands	Percent

Tax at Israeli Statutory Rate	(7,858)	23%
Changes in Valuation Allowances	7,044	21%
Nontaxable and Nondeductible Items
Share-based payment awards	1,040	3%
Other adjustments	(24)	0%
Foreign Tax Effects
USA
Othe adjustments	(197)	1%

Effective Tax Rate	$5	0%